UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6506

Western Asset Intermediate Muni Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

FORM N-Q

AUGUST 31, 2017

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 133.1%
Alabama - 1.1%
Jefferson County, AL, Sewer Revenue, Subordinated Lien Warrants	5.000%	10/1/21	$1,500,000	$1,642,380

Arizona - 4.2%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	250,000	274,367	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	1,000,000	1,208,040
Pinal County, AZ, Electric District No. 3 Revenue	4.000%	7/1/23	1,000,000	1,081,220
Pinal County, AZ, Electric District No. 3 Revenue	5.000%	7/1/24	1,760,000	2,021,712	(b)
Pinal County, AZ, Electric District No. 3 Revenue	5.000%	7/1/25	1,280,000	1,470,336	(b)

Total Arizona				6,055,675

California - 20.7%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien	5.000%	10/1/34	500,000	579,310
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/26	2,000,000	2,421,860
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area (SIFMA Municipal Swap Index Yield + 1.100%)	1.880%	4/1/24	2,000,000	2,039,460	(c)(d)
California State Health Facilities Financing Authority Revenue, Kaiser Permanente	4.000%	11/1/38	150,000	160,731
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	2,000,000	2,210,300	(a)(e)
California State, GO:
(1 mo. USD LIBOR + 0.700%)	1.562%	12/1/17	1,500,000	1,500,510	(c)(d)
Bid Group C	5.000%	8/1/33	1,000,000	1,199,290
Various Purpose	4.000%	11/1/37	250,000	271,020	(f)
California Statewide CDA Revenue, Lodi Memorial Hospital, CMI	5.000%	12/1/22	2,000,000	2,020,140	(b)
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	560,000	610,406
Long Beach, CA, Bond Finance Authority Lease Revenue	5.000%	8/1/31	1,855,000	2,122,955
Los Angeles County, CA, Public Works Financing Authority, Lease Revenue:
Multiple Capital Project II	5.000%	8/1/21	1,000,000	1,153,970
Multiple Capital Project II	5.000%	8/1/22	1,000,000	1,186,690
Los Angeles, CA, Department of Water & Power Revenue	5.000%	7/1/37	750,000	905,805
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	3,000,000	3,860,100
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/24	4,130,000	4,709,108
Modesto, CA, Irrigation District Electric Revenue	5.000%	7/1/25	2,000,000	2,276,440
River Islands, CA, Public Financing Authority Special Tax, Community Facilities District No. 2003-1	5.250%	9/1/34	430,000	460,530
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	300,000	365,289

Total California				30,053,914

Colorado - 5.2%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	525,195
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	2,000,000	2,216,980
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	3,940,000	4,833,001

Total Colorado				7,575,176

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - 0.6%
Connecticut State HEFA Revenue, Bristol Hospital, AGC	5.500%	7/1/21	$920,000	$922,806

District of Columbia - 0.1%
District of Columbia Revenue, Ingleside Rock Creek Project	4.125%	7/1/27	140,000	142,286

Florida - 8.8%
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	150,000	161,055	(a)
Florida State Development Finance Corp., Senior Living Revenue, Tuscan Isle Champions Gate Project	6.000%	6/1/30	125,000	125,070	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	545,000	644,871
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/30	1,500,000	1,733,115
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/31	4,000,000	4,542,640	(e)
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/32	1,000,000	1,135,150	(e)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,500,000	1,793,940
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital	5.000%	8/1/36	250,000	289,767
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	2,000,000	2,116,920	(b)
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities	5.000%	8/1/36	250,000	279,663

Total Florida				12,822,191

Georgia - 4.8%
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	2,000,000	2,216,500	(b)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	1,000,000	1,005,710	(c)(d)
DeKalb Private Hospital Authority Revenue, GA, Anticipation CTFS, Children’s Health Care of Atlanta Inc.	5.000%	11/15/29	2,000,000	2,163,880
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	1,000,000	1,092,010	(b)
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	569,460

Total Georgia				7,047,560

Illinois - 9.9%
Chicago, IL, GO	5.000%	1/1/25	500,000	553,820
Chicago, IL, GO	5.500%	1/1/30	1,000,000	1,098,300
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond	5.000%	12/1/29	850,000	983,739
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/31	1,750,000	2,020,672	(e)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.250%	1/1/36	500,000	596,230
Senior Lien	5.250%	1/1/37	400,000	475,904
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/36	600,000	672,030
Chicago, IL, Waterworks Revenue, Second Lien	5.000%	11/1/29	500,000	589,345
Illinois State Finance Authority Revenue:
Memorial Health System	5.250%	4/1/29	1,670,000	1,765,691
Sourthen Illinois Healthcare Enterprises Inc.	5.000%	3/1/34	500,000	565,600	(f)
Southern Illinois Healthcare Enterprises Inc.	5.000%	3/1/32	200,000	228,330	(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Sports Facilities Authority Revenue, State Tax Supported, AGM	5.250%	6/15/30	$3,000,000	$3,350,490
Illinois State, GO	5.000%	2/1/26	600,000	671,496
Illinois State, GO	5.000%	2/1/27	250,000	279,818
Illinois State, GO	5.000%	2/1/29	500,000	547,875

Total Illinois				14,399,340

Indiana - 7.2%
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	1,000,000	1,039,040
Indianapolis, IN, Gas Utility Revenue, Second Lien	5.250%	8/15/29	4,000,000	4,747,000
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	4,000,000	4,177,200	(b)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	420,000	474,319	(e)

Total Indiana				10,437,559

Louisiana - 3.2%
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/29	2,000,000	2,332,480	(e)
New Orleans, LA, Aviation Board Revenue	5.000%	1/1/30	2,000,000	2,319,420	(e)

Total Louisiana				4,651,900

Maryland - 0.7%
Maryland State EDC, Private Activity Revenue, Purple Line Light Rail Project, Green Bond	5.000%	9/30/26	850,000	948,592	(e)

Massachusetts - 1.0%
Massachusetts State DFA Revenue, Umass Boston Student Housing Project	5.000%	10/1/28	200,000	231,552
Massachusetts State, GO	5.000%	7/1/26	1,000,000	1,256,150

Total Massachusetts				1,487,702

Michigan - 5.1%
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	800,000	924,488
Senior Lien	5.000%	7/1/35	350,000	401,538
Michigan State Finance Authority Ltd. Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	600,000	626,976	(a)
Michigan State Finance Authority Revenue:
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	275,000	311,022
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	1,000,000	1,199,500
Michigan State Housing Development Authority, Rental Housing Revenue	5.250%	10/1/24	2,640,000	2,748,346
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	1,175,000	1,194,493	(c)(d)

Total Michigan				7,406,363

Nevada - 3.0%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	4,000,000	4,299,600

New Hampshire - 4.5%
New Hampshire HEFA Revenue, Healthcare Systems Covenant Health	5.000%	7/1/28	6,400,000	6,586,432

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - 10.8%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, AGM	5.000%	11/1/28	$1,000,000	$1,132,670
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	665,000	687,789	(e)
School Facilities Construction, State Appropriations	5.000%	3/1/29	5,000,000	5,420,750
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	2,000,000	2,212,840	(b)
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	1,725,000	1,814,407
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/23	4,000,000	4,410,440

Total New Jersey				15,678,896

New Mexico - 0.8%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/18	1,100,000	1,152,019

New York - 9.8%
Hudson, NY, Yards Infrastructure Corp. Revenue	5.000%	2/15/36	1,000,000	1,188,710
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	1,000,000	1,103,900
New York State Dormitory Authority, State Personal Income Tax Revenue, Education, AMBAC	5.500%	3/15/25	4,000,000	5,082,320
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	1,000,000	1,154,200
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	200,000	236,982
New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	600,000	643,866	(e)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,387,545	(e)
LaGuardia Airport Terminal B Redevelopment Project	4.000%	7/1/31	500,000	526,560	(e)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/30	1,500,000	1,770,030	(e)
Utility Debt Securitization Authority, NY, Revenue, Restructuring	5.000%	12/15/27	1,000,000	1,208,170

Total New York				14,302,283

North Carolina - 1.4%
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	1,750,000	1,845,305	(b)
North Carolina State Turnpike Authority Revenue, Senior Lien	5.000%	1/1/30	100,000	118,112

Total North Carolina				1,963,417

Oklahoma - 2.0%
Grand River Dam Authority, OK, Revenue	5.000%	6/1/30	2,500,000	2,767,775	(b)
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	150,000	146,684

Total Oklahoma				2,914,459

Oregon - 0.9%
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/28	570,000	642,499
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community	5.000%	11/15/31	350,000	383,628
Friendsview Retirement Community	5.000%	11/15/36	325,000	351,497

Total Oregon				1,377,624

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - 2.3%
Cumberland County, PA, Municipal Authority Revenue, Diakon Lutheran Social Ministries Project	5.000%	1/1/27	$500,000	$573,395
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	1,925,000	2,145,335	(b)
State Public School Building Authority PA, Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	150,000	174,300
Philadelphia School District Project, AGM	5.000%	6/1/33	450,000	518,193

Total Pennsylvania				3,411,223

Tennessee - 5.6%
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	2,030,000	2,254,640
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	4,940,000	5,841,500

Total Tennessee				8,096,140

Texas - 9.1%
Austin, TX, Airport Systems Revenue	5.000%	11/15/27	1,000,000	1,177,990	(e)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	20,000	23,168
Idea Public Schools	5.000%	8/15/25	30,000	34,832
Idea Public Schools	5.000%	8/15/27	70,000	80,662
Idea Public Schools	5.000%	8/15/28	30,000	34,580
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	1,000,000	1,205,940
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	90,000	105,807	(e)
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	500,000	558,870
North Texas Tollway Authority Revenue	5.000%	1/1/34	1,300,000	1,501,994
North Texas Tollway Authority Revenue:
System-First Tier, NATL	5.125%	1/1/28	1,755,000	1,779,324	(b)(g)
System-First Tier, NATL	5.125%	1/1/28	245,000	247,947
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	3,000,000	3,059,670
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckner Senior Living Ventana Project	6.625%	11/15/37	130,000	142,912
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/32	750,000	891,937
Texas State Department Housing Community Affairs Home Mortgage Revenue, RIBS / GNMA / FNMA / FHLMC Collateralized	12.419%	7/2/24	75,000	78,944	(c)(e)
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/22	2,000,000	2,344,840

Total Texas				13,269,417

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	6.750%	10/1/37	520,000	392,600
Matching Fund Loan	6.000%	10/1/39	335,000	241,200

Total U.S. Virgin Islands				633,800

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.2%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	$250,000	$281,015

Virginia - 4.8%
Pittsylvania County, VA, GO	5.500%	2/1/22	540,000	575,327	(b)
Pittsylvania County, VA, GO	5.500%	2/1/23	1,030,000	1,097,382	(b)
Pittsylvania County, VA, GO	5.600%	2/1/24	2,490,000	2,656,382	(b)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/27	2,000,000	2,220,820	(e)
Senior Lien, 95 Express Lanes LLC	5.000%	7/1/34	350,000	382,900	(e)

Total Virginia				6,932,811

Washington - 1.4%
Washington State Health Care Facilities Authority Revenue, Multicare Health System, AGC	5.750%	8/15/29	1,000,000	1,092,120	(b)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	875,000	876,820	(a)

Total Washington				1,968,940

Wisconsin - 3.5%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/35	2,105,000	2,425,318
La Crosse, WI, Resource Recovery Revenue, Refunding Bonds, Northern States Power Co. Project	6.000%	11/1/21	2,000,000	2,307,720	(e)
Public Finance Authority, WI, Education Revenue, North Carolina Charter Educational Foundation Project	5.000%	6/15/36	150,000	146,244	(a)
Public Finance Authority, WI, Ltd. Obligation Pilot Revenue, American Dream @ Meadowlands Project	6.500%	12/1/37	200,000	225,842	(a)

Total Wisconsin				5,105,124

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $180,900,594)				193,566,644

SHORT-TERM INVESTMENTS - 0.1%
MUNICIPAL BONDS - 0.1%
California - 0.1%
California Statewide CDA Revenue, Kaiser Permanente (Cost - $100,000)	0.770%	4/1/46	100,000	100,000	(h)(i)

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $877)	0.934%		877	877

TOTAL SHORT-TERM INVESTMENTS (Cost - $100,877)				100,877

TOTAL INVESTMENTS - 133.2% (Cost - $181,001,471)				193,667,521
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (1.8)%				(2,600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (32.6)%				(47,400,000)
Other Assets in Excess of Liabilities - 1.2%				1,685,236

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%				$145,352,757

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)	Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Maturity date shown represents the mandatory tender date.

(e)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(f)	Security is purchased on a when-issued basis.

(g)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(h)	Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the Remarketing Agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviations used in this schedule:

AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
CMI	— California Mortgage Insurance Program - Insured Bonds
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
CTFS	— Certificates
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
LIBOR	— London Interbank Offered Rate
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
RIBS	— Residual Interest Bonds
SIFMA	— Securities Industry and Financial Markets Association
USD	— Unified School District

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2017

At August 31, 2017, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	30	12/17	$4,655,098	$4,682,813	$27,715

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$193,566,644	—	$193,566,644

Short-Term Investments†:
Municipal Bonds	—	100,000	—	100,000
Money Market Funds	$877	—	—	877

Total Short-Term Investments	877	100,000	—	100,877

Total Investments	$877	$193,666,644	—	$193,667,521

Other Financial Instruments:
Futures Contracts	27,715	—	—	27,715

Total	$28,592	$193,666,644	—	$193,695,236

†	See Schedule of Investments for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Intermediate Muni Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 25, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 25, 2017